Employee benefits (Tables)	12 Months Ended
Dec. 31, 2022
Employee Benefits [Abstract]
Summary of Breakdown of Employee Benefits
The following table presents a breakdown of employee benefits.

	At December 31,
(€ thousands)	2022	2021
Italian leaving indemnities (TFR)	7,613	9,784
Other leaving indemnities	10,486	15,237
Post-employment benefits	5,675	5,280
Other long-term employee benefits	1,469	1,362
Termination benefits	311	366
Total defined benefit obligations	25,554	32,029
Other long-term payables to employees	26,030	10,234
Total employee benefits	51,584	42,263

Summary of Changes in Defined Benefit Obligations
The following table shows the changes in defined benefit obligations.

(€ thousands)	2022	2021
At January 1,	32,029	29,216
Changes through statement of profit and loss	3,280	14,365
- of which: Service cost	3,018	14,169
- of which: Financial charges	262	196
Changes through statement of comprehensive income and loss	(755)	1,562
- of which: Actuarial (gain)/loss	(1,220)	563
- of which: Translation differences	465	999
Benefits paid	(8,676)	(13,456)
Change in scope of consolidation and reclassifications	(324)	342
At December 31,	25,554	32,029

Summary of Main Financial Assumptions Used in Determining the Prevent Value of the TFR and Other Leaving Indemnities
The following table summarizes the main financial assumptions used in determining the present value of the TFR and other leaving indemnities.

	At December 31, 2022			At December 31, 2021
	Italy	Spain	China	Italy	Spain	China
Discount rate	3.60% / 3.80%	3.70% / 3.80%	2.80% / 2.90%	0.183% / 0.757%	0.60% / 0.70%	2.80%
Inflation rate	2.00% / 3.00%	1.00%	5.50% / 8.00%	1.50%	1.00%	5.50%
Turn-over rate	0.50% / 7.90%	2.50% / 4.00%	3.50% / 5.50%	0.50% / 7.90%	2.50% / 4.00%	3.50% / 5.50%

Summary of Main Assumptions for Quantitative Sensitivity Analysis
The following table presents a quantitative sensitivity analysis for the main assumptions relating to the Group’s main employee benefit obligations and service costs.

	At December 31, 2022				At December 31, 2021
	+50 bps	-50 bps	+50 bps	-50 bps	+50 bps	-50 bps	+50 bps	-50 bps
(€ thousands)	Employee benefit obligations		Service costs		Employee benefit obligations		Service costs
Discount rate	(720)	770	(109)	60	(714)	765	(39)	42
Inflation rate	680	(645)	61	(111)	601	(572)	38	(36)
Turn-over rate	2,511	(3,708)	372	(582)	1,155	(1,864)	92	(156)